Financial Instruments - Pre Tax Gains losses on Consolidated Statements of Operation (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Cash Flow Hedges
Foreign exchange contracts-accumulated other comprehensive income (Effective Portion)	$ (119)	$ (41)
Interest rate derivatives-accumulated other comprehensive (Effective Portion)	(4)	3
Interest Expense [Member]
Fair Value Hedges
Interest rate derivatives	4	10
Gains/(losses) on hedged items	(4)	(10)
Cash Flow Hedges
Interest rate derivatives-Reclassified from accumulated other comprehensive income (Effective Portion)	(3)	7
Sales Revenue, Net [Member]
Cash Flow Hedges
Foreign exchange contracts, Reclassified from accumulated other comprehensive income (Effective Portion)	(4)	4
Cost of Goods Sold [Member]
Cash Flow Hedges
Foreign exchange contracts, Reclassified from accumulated other comprehensive income (Effective Portion)	(51)	13
Other, Net [Member]
Cash Flow Hedges
Foreign exchange contracts, Reclassified from accumulated other comprehensive income (Effective Portion)	(26)	0
Not Designated as Hedges
Non Designated as Hedges, Foreign exchange contracts	$ 20	$ 3